SCHEDULE OF PARENT COMPANY STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
General and administrative	$ 3,450,758	$ 2,867,091	$ 2,509,143
Provision for expected credit losses	1,593,891	995,725	1,084,649
Total operating expenses	5,803,374	4,604,845	4,425,044
Other income:
Interest income, net	339,158	(166,333)	(332,137)
Other expense, net	194,923	480,861	487,926
Total other income, net	534,081	314,528	155,789
Net loss	(3,817,708)	(1,013,575)	(1,371,141)
Comprehensive loss	(6,259)	(1,730)	(3,558)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in loss of subsidiaries	(1,435,940)	(568,398)	(1,251,141)
Operating expenses:
General and administrative	(1,257,962)	(594,929)	(120,000)
Provision for expected credit losses	(1,315,200)
Total operating expenses	(2,573,162)	(594,929)	(120,000)
Other income:
Interest income, net	193,034	150,502
Other expense, net	(1,640)	(750)
Total other income, net	191,394	149,752
Net loss	(3,817,708)	(1,013,575)	(1,371,141)
Foreign currency translation adjustment	1,006,309	(20,197)	80,656
Comprehensive loss	$ (2,811,399)	$ (1,033,772)	$ (1,290,485)